Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7. Related Party Transactions

	December 31,			March 31,
	2014	Activity		2015
				(unaudited)
Included in accounts payable, accrued expenses and other current liabilities on the consolidated balance sheets:
To Founders	$203,050	$-		$203,050
Affiliated companies (trade payables)	4,037,850	(2,463,029)		1,574,821
	$4,240,900	$(2,463,029)		$1,777,871

Included in current related party debt on the consolidated balance sheets:
Loan payable – 2011 Founders Note	4,325,000	-		$4,325,000
Interest payable in-kind	334,605	114,966	i	449,571
Loan payable to Founders	5,000,000	-		5,000,000
Loan payable – BVH shareholder (STST)	4,442,500	-		4,442,500
Loan payable to NBHC shareholder (STST)	22,500,000	1,253,334	ii	23,753,334
Loan payable to NBHC shareholder (ASO2020)	22,499,972	1,253,334	ii	23,753,306
Total current related party debt	$59,102,077	$2,621,634		$61,723,711

i.     Payable in cash
ii     Shareholder loans provided for purposes of funding the newbuilding projects

In November 2014, the Company entered in to a $5 million Promissory Note (the “Note”) with Bulk Invest, Ltd., a company controlled by Founders. The Note is payable on demand and no later than January 1, 2016. Interest on the Note is 5%.

During 2013, NBHC entered into contracts to purchase four 1A ice-class newbuildings. Shareholder loans totaling approximately $47,500,000 and $45,000,000 were made as of March 31, 2015 and December 31, 2014, respectively, to fund the deposits on these vessels. On April 1, 2014, the non-interest bearing loans were amended to be payable on demand. The loans were originally payable in January 2023 and did not bear interest. Accordingly, they were carried at the present value of the future cash flows utilizing an imputed interest rate.

BVH entered into an agreement for the construction of two new ultramax newbuildings in 2013. Shareholder loans totaling $4,447,500 at March 31, 2015 and December 31, 2014 were provided in order to make deposits on these contracts. The loans are payable on demand and do not bear interest.

On October 1, 2011, the Company entered into a $10,000,000 loan agreement with the Founders, which was payable on demand at the request of the lenders (the 2011 Founders Note). The note bears interest at a rate of 5%. On January 1, 2012 the Company issued 5,675 shares of convertible redeemable preferred stock to the Founders, representing a partial repayment of the note (see Note 11), the balance of which was $4,325,000 at March 31, 2015 and December 31, 2014.

Under the terms of a technical management agreement between the Company and Seamar Management S.A. (“Seamar”), an equity method investee, Seamar is responsible for the day-to-day operations for certain of the Company’s owned vessels. During the three month periods ended March 31, 2015 and 2014, the Company incurred technical management fees of approximately $771,000 and $587,000, respectively under this arrangement. These fees are included in vessel operating expenses in the consolidated statements of income.

NOTE 10 - RELATED PARTY TRANSACTIONS

Amounts and notes payable to related parties consist of the following:

	December 31,			December 31,			December 31,
	2012	Activity		2013	Activity		2014

Included in accounts payable and accrued expenses on the consolidated balance sheets:
To Founders	$203,050	$-		$203,050	$-		$203,050
Affiliated companies (trade payables)	91,284	(91,284)		-	-		-
	$294,334	$(91,284)		$203,050	$-		$203,050

Included in current related party debt on the consolidated balance sheets:
Loan payable – STST (m/v Orion)	$6,250,000	(6,250,000)	i	$-	$-		$-
Loan payable – STST (m/v Odyssey)	6,250,000	(6,250,000)	i	-	-		-
Loan payable – 2011 Founders Note	4,325,000	-		4,325,000	-		4,325,000
Interest payable in-kind – 2011 Founders Note	341,916	(45,668)	ii	296,248	38,357		334,605
Loan payable – 2012 Founders Note	3,000,000	(3,000,000)	iii	-	-		-
Loan payable to Founders	-	-		-	5,000,000		5,000,000
Interest payable in-kind – 2012 Founders Note	228,407	(228,407)	ii	-	-		-
Loan payable – BVH shareholder (STST)	-	2,995,000	iv	2,995,000	1,447,500	iv	4,442,500
Loan payable to NBHC shareholder (STST)	$-	-		$	$22,500,000	i	$22,500,000
Loan payable to NBHC shareholder (ASO2020)	-	-			22,499,972	v	22,499,972
Total current related party debt	$20,395,323	(12,779,075)		$7,616,248	$51,485,829		$59,102,077

Included in related party long-term debt on the consolidated balance sheets:
Loan payable to NBHC shareholder (STST)	$-	17,030,000		$17,030,000	$(17,030,000)	i	$-
Loan payable to NBHC shareholder (ASO2020)	-	17,029,972		17,029,972	(17,029,972)	v	-
Less unamortized discount	-	(16,756,054)		(16,756,054)	16,756,054	vi	-
Total related party long-term debt	$-	17,303,918		$17,303,918	$(17,303,918)		$-

i.
Loans payable to STST were converted to long-term debt in conjunction with the restructuring of Odyssey and Orion in 2013 (see Note 1). In 2013, STST provided an additional $4,530,000 (to NBHC) for a total of $17,030,000, which was payable in January 2023. On April 1, 2014, the loans were amended to remove the maturity dates and have therefore been reclassified as current.

ii.	Paid in cash
iii.	Paid through issuance of convertible redeemable preferred stock
iv.	BVH shareholder contribution of $5,000 and loans of $2,995,000 and $1,447,500 entered into for purposes of providing cash deposits on ultramax newbuildings.
v.
In 2013, ASO 2020 Maritime S.A. ("ASO2020") provided $17,029,972 as funding for newbuildings under construction. On April 1, 2014, the loans were amended to remove the maturity dates and have therefore been reclassified to current.

vi.
The unamortized discount at December 31, 2103 was reduced by imputed interest of $322,946 in the first quarter, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,108 has been recorded as a reduction of noncontrolling interest due to the debt modification.

In November 2014, the Company entered into a $5 million Promissory Note (the “Note”) with Bulk Invest Ltd., a company controlled by the Founders. The Note is payable on demand and no later than January 1, 2016. Interest on the Note is 5%.

In January 2013, the Company entered into a Share Transfer Restructuring Agreement through which the shareholders of Odyssey and Orion transferred their shares of those entities and their zero interest subordinated shareholder loans to these entities, to NBHC in exchange for the shares of NBHC.

Also during 2013, NBHC entered into contracts to purchase four 1A ice-class newbuildings and paid deposits of $26,100,000. ST Shipping provided an additional $4,530,000, thereby increasing its loan to $17,030,000. The newest shareholder, ASO2020, also provided $17,030,000 in loans and acquired one-third of the common stock of NBHC for approximately $13,000. These loans were payable on January 9, 2023 and did not bear interest. Accordingly, the loans were carried at the present value of the future cash flows utilizing an imputed interest rate of 7.5% (which was determined by reference to rates of comparable companies on similar subordinated debt instruments). The discount of $17,873,285 was being amortized over the term of the loan using the interest method. The amortization of the discount was $1,117,231 for the year ended December 31, 2013. The excess of cash received over the present value of the loans was recorded as an increase to non-controlling interest. On April 1, 2014, the loans were amended to remove the maturity date. The unamortized discount at April 1, 2014 of $16,433,108 has been recorded as a reduction to noncontrolling interest because the original discount was recorded as in increase in noncontrolling interest. The shareholders made additional loans of $5,470,000 in 2014 to fund deposits on the newbuildings under construction.

BVH entered into an agreement for the construction of two new ultramax newbuildings in 2013. ST Shipping provided a loan of $2,995,000 in 2013 and an additional $1,447,500 in 2014 to make deposits on the contracts. The loan is payable on demand and does not bear interest.

On October 1, 2011, the Company entered into a $10,000,000 loan agreement with the Founders, which was payable on demand at the request of the lenders (the 2011 Founders Note). The note bears interest at a rate of 5%. On January 1, 2012 the Company issued 5,675 shares of convertible redeemable preferred stock to the Founders, representing a partial repayment of the note (see Note 12). The outstanding balance of the note was $4,325,000 at December 31, 2014 and 2013.

On April 16, 2012, the Founders loaned the Company $11,057,500 (the 2012 Founders Note) under the same terms as the 2011 Founders Note in order for the Company to invest in Bulk Orion and Bulk Odyssey. During the year ended December 31, 2012 the Company repaid $8,057,500 of principal on this note. The remainder of the loan was repaid in 2013 through issuance of convertible redeemable preferred stock (see Note 12).

Under the terms of a technical management agreement between the Company and Seamar Management S.A. (Seamar), an equity method investee, Seamar is responsible for the day-to-day operations for all of the Company’s owned vessels. During the years ended December 31, 2014 and 2013, the Company incurred technical management fees of $2,356,500 and $1,864,000 under this arrangement, which is included in vessel operating expenses in the consolidated statements of income. The total amount payable to Seamar at December 31, 2014 and 2013 was $4,037,850 and $1,026,914, respectively.